Acquisition of Zhonglian - Schedule of Estimated Fair Values (Details)	3 Months Ended
	Sep. 30, 2025 CNY (¥)
Business Combination [Line Items]
Net tangible assets	¥ 70,307	[1]
Goodwill	24,279,693
Deferred tax liabilities recognized	(8,550,000)
Less: non-controlling interest	(24,500,000)
Total purchase consideration	25,500,000
Customer Relationships [Member]
Business Combination [Line Items]
Finite Tangible asset gross	11,600,000	[2]
License [Member]
Business Combination [Line Items]
Finite Tangible asset gross	¥ 22,600,000	[3]

[1]	The following table is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on September 30, 2025.
[2]	Customer relationships represent the value of existing customers and ongoing brokerage service relationships acquired in the transaction. The acquired business has an established customer base which is expected to generate future brokerage service fees. The estimated useful life of customer relationships is 7.25 years, reflecting the expected period over which the relationships will contribute to future cash flows. The asset will be amortized on a straight-line basis over its estimated useful life.
[3]	The license represents regulatory approval required to conduct insurance brokerage services in the PRC. The acquired entity operates through a nationwide network with multiple branch offices across various regions in mainland China. The license is considered to have an indefinite useful life as there is no foreseeable limit to the period over which it is expected to generate cash flows and there are no legal, regulatory or contractual provisions that limit its useful life. Accordingly, it is not amortized but will be tested for impairment annually or more frequently if events or changes in circumstances indicate potential impairment.